Oakmark Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 92.8%
FINANCIALS – 31.1%
DIVERSIFIED FINANCIALS – 19.9%
Ally Financial, Inc.	13,243	$443,776
The Charles Schwab Corp.	5,709	360,695
KKR & Co., Inc.	7,430	343,935
Capital One Financial Corp.	3,042	316,946
State Street Corp.	4,868	300,100
The Goldman Sachs Group, Inc.	955	283,654
The Bank of New York Mellon Corp.	5,735	239,187
Intercontinental Exchange, Inc.	2,400	225,696
American Express Co.	1,474	204,367
Moody's Corp.	430	116,912
		2,835,268
BANKS – 6.0%
Citigroup, Inc.	7,724	355,236
Wells Fargo & Co.	7,450	291,817
Bank of America Corp.	6,946	216,213
		863,266
INSURANCE – 5.2%
Willis Towers Watson PLC	1,450	286,215
American International Group, Inc.	5,493	280,847
Reinsurance Group of America, Inc.	1,479	173,476
		740,538
		4,439,072
COMMUNICATION SERVICES – 17.5%
MEDIA & ENTERTAINMENT – 16.5%
Alphabet, Inc., Class A (a)	205	446,563
Meta Platforms, Inc., Class A (a)	2,135	344,333
Netflix, Inc. (a)	1,708	298,695
Pinterest, Inc., Class A (a)	15,000	272,400
Comcast Corp., Class A	6,861	269,230
Charter Communications, Inc., Class A (a)	461	215,758
Take-Two Interactive Software, Inc. (a)	1,700	208,301
Liberty Broadband Corp., Class C (a)	1,350	156,114
The Walt Disney Co. (a)	1,500	141,600
		2,352,994
TELECOMMUNICATION SERVICES – 1.0%
T-Mobile US, Inc. (a)	1,000	134,540
		2,487,534
CONSUMER DISCRETIONARY – 10.7%
AUTOMOBILES & COMPONENTS – 3.7%
General Motors Co. (a)	9,862	313,217
BorgWarner, Inc.	6,500	216,905
		530,122
RETAILING – 3.2%
Amazon.com, Inc. (a)	2,530	268,712
eBay, Inc.	4,598	191,586
		460,298
CONSUMER SERVICES – 2.5%
Booking Holdings, Inc. (a)	122	212,677
Hilton Worldwide Holdings, Inc.	1,302	145,106
		357,783
CONSUMER DURABLES & APPAREL – 1.3%
PulteGroup, Inc.	4,600	182,298
		1,530,501
INFORMATION TECHNOLOGY – 10.4%
SOFTWARE & SERVICES – 9.7%
Fiserv, Inc. (a)	3,800	338,086
Salesforce, Inc. (a)	1,620	267,365
Gartner, Inc. (a)	1,052	254,290
Global Payments, Inc.	1,700	188,088
Workday, Inc., Class A (a)	1,207	168,445
Oracle Corp.	2,300	160,701
		1,376,975
TECHNOLOGY HARDWARE & EQUIPMENT – 0.7%
TE Connectivity, Ltd.	893	101,014
		1,477,989
ENERGY – 9.4%
EOG Resources, Inc. (b)	4,469	493,508
APA Corp. (b)	11,004	384,033
ConocoPhillips (b)	3,156	283,414
Diamondback Energy, Inc. (b)	1,420	172,033
		1,332,988
INDUSTRIALS – 6.9%
CAPITAL GOODS – 5.3%
PACCAR, Inc.	2,000	164,680
Masco Corp.	3,250	164,450
Parker-Hannifin Corp.	640	157,472
General Electric Co.	2,427	154,527
Cummins, Inc.	602	116,505
		757,634
COMMERCIAL & PROFESSIONAL SERVICES – 1.6%
Equifax, Inc.	1,250	228,475
		986,109
HEALTH CARE – 3.4%
HEALTH CARE EQUIPMENT & SERVICES – 2.4%
HCA Healthcare, Inc.	1,500	252,089
Humana, Inc.	213	99,699
		351,788
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.0%
Regeneron Pharmaceuticals, Inc. (a)	235	138,854
		490,642

OAKMARK FUNDS

Oakmark Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 92.8% (cont.)
REAL ESTATE – 1.8%
CBRE Group, Inc., Class A (a)	3,468	$255,280
CONSUMER STAPLES – 1.6%
FOOD, BEVERAGE & TOBACCO – 1.6%
Altria Group, Inc.	5,610	234,330
TOTAL COMMON STOCKS – 92.8%
(Cost $10,584,543)		13,234,445

	Par Value	Value
SHORT-TERM INVESTMENT – 7.8%
REPURCHASE AGREEMENT – 7.8%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $1,108,348, collateralized by United States Treasury Notes, 0.125% - 3.250% due 10/15/24 - 09/30/27, aggregate value plus accrued interest of $1,130,469 (Cost: $1,108,303)	$1,108,303	1,108,303
TOTAL SHORT-TERM INVESTMENTS – 7.8%
(Cost $1,108,303)		1,108,303
TOTAL INVESTMENTS – 100.6% (Cost $11,692,846)		14,342,748
Liabilities In Excess of Other Assets – (0.6)%		(87,166)
TOTAL NET ASSETS – 100.0%		$14,255,582

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.

Oakmark.com

Oakmark Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
ConocoPhillips	$105.00	8/19/22	(864)	$(7,760)	$(138)	$(916)	$778
Diamondback Energy, Inc.	$155.00	9/16/22	(1,000)	$(12,115)	$(320)	$(1,764)	$1,444
EOG Resources, Inc.	$133.20	10/21/22	(5,790)	$(63,945)	$(2,635)	$(8,459)	$5,824
Apa Corp.	$45.00	10/21/22	(10,058)	$(35,102)	$(2,147)	$(8,289)	$6,142
				$(118,922)	$(5,240)	$(19,428)	$14,188
PUTS
Etsy, Inc.	$80.00	7/15/22	(25,000)	$(183,025)	$(22,063)	$(17,462)	$(4,601)
Etsy, Inc.	$85.00	7/15/22	(11,000)	$(80,531)	$(14,135)	$(9,305)	$(4,830)
				$(263,556)	$(36,198)	$(26,767)	$(9,431)

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 93.8%
FINANCIALS – 26.3%
BANKS – 13.3%
First Citizens BancShares, Inc., Class A	330	$215,769
Bank of America Corp.	5,962	185,594
Citigroup, Inc.	4,012	184,512
First Citizens BancShares, Inc., Class B	14	8,738
		594,613
DIVERSIFIED FINANCIALS – 9.1%
Ally Financial, Inc.	7,000	234,573
Capital One Financial Corp.	1,646	171,507
		406,080
INSURANCE – 3.9%
American International Group, Inc.	3,410	174,343
		1,175,036
COMMUNICATION SERVICES – 25.5%
MEDIA & ENTERTAINMENT – 25.5%
Alphabet, Inc., Class A (a)	210	457,233
Charter Communications, Inc., Class A (a)	559	261,861
Netflix, Inc. (a)	1,215	212,520
Meta Platforms, Inc., Class A (a)	1,270	204,787
		1,136,401
CONSUMER DISCRETIONARY – 14.2%
RETAILING – 7.8%
Lithia Motors, Inc.	770	211,604
Amazon.com, Inc. (a)	1,300	138,073
		349,677
AUTOMOBILES & COMPONENTS – 3.3%
Lear Corp.	1,150	144,774
CONSUMER SERVICES – 3.1%
Booking Holdings, Inc. (a)	79	137,820
		632,271
ENERGY – 7.1%
APA Corp. (b)	4,542	158,516
EOG Resources, Inc. (b)	1,431	157,999
		316,515
INDUSTRIALS – 7.1%
CAPITAL GOODS – 7.1%
Allison Transmission Holdings, Inc.	4,490	172,641
General Electric Co.	2,253	143,429
		316,070
REAL ESTATE – 6.2%
CBRE Group, Inc., Class A (a)	3,790	278,957

INFORMATION TECHNOLOGY – 4.6%
SOFTWARE & SERVICES – 4.6%
Fiserv, Inc. (a)	2,300	204,631

HEALTH CARE – 2.8%
HEALTH CARE EQUIPMENT & SERVICES – 2.8%
HCA Healthcare, Inc.	740	124,406
TOTAL COMMON STOCKS – 93.8%
(Cost $3,295,276)		4,184,287

	Par Value	Value
SHORT-TERM INVESTMENTS – 6.2%
REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $276,367, collateralized by a United States Treasury Note, 3.000% due 06/30/24, value plus accrued interest of $281,883 (Cost: $276,356)	$276,356	276,356
TOTAL SHORT-TERM INVESTMENTS – 6.2%
(Cost $276,356)		276,356
TOTAL INVESTMENTS – 100.0% (Cost $3,571,632)		4,460,643
Other Assets In Excess of Liabilities – 0.0% (c)		647
TOTAL NET ASSETS – 100.0%		$4,461,290

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
EOG Resources, Inc.	$133.20	10/21/22	(1,496)	$(16,522)	$(680)	$(2,185)	$1,505
APA Corp.	$45.00	10/21/22	(1,071)	$(3,738)	$(229)	$(883)	$654
				$(20,260)	$(909)	$(3,068)	$2,159

Oakmark.com

Oakmark Global Fund

Global Diversification —June 30, 2022 (Unaudited)

		% of Equity Investments
North America		47.6%
	United States		47.6%
Europe		45.4%
	Germany*		15.4%
	United Kingdom		10.9%
	Switzerland		9.7%
	Netherlands*		4.8%
	Belgium*		2.2%
	Ireland*		1.5%
	France*		0.9%
Asia		6.0%
	China		4.0%
	South Korea		1.3%
	India		0.7%
Latin America		1.0%
	Mexico		1.0%

*	Euro currency countries comprise 24.8% of equity investments.

Oakmark Global Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.8%
FINANCIALS – 20.5%
BANKS – 7.5%
Lloyds Banking Group PLC (United Kingdom)	90,439	$46,580
Bank of America Corp. (United States)	1,115	34,723
Axis Bank, Ltd. (India) (a)	955	7,698
		89,001
INSURANCE – 6.7%
Allianz SE (Germany)	192	36,706
Willis Towers Watson PLC (United States)	112	22,107
Prudential PLC (United Kingdom)	1,696	20,976
		79,789
DIVERSIFIED FINANCIALS – 5.7%
Credit Suisse Group AG (Switzerland)	6,285	35,684
Julius Baer Group, Ltd. (Switzerland)	685	31,587
		67,271
REAL ESTATE – 0.6%
Cushman & Wakefield PLC (United Kingdom) (a)	491	7,489
		243,550
CONSUMER DISCRETIONARY – 19.6%
RETAILING – 9.0%
Prosus N.V. (Netherlands)	840	55,000
Alibaba Group Holding, Ltd. (China) (a)	3,282	46,797
Amazon.com, Inc. (United States) (a)	49	5,151
		106,948
AUTOMOBILES & COMPONENTS – 8.7%
General Motors Co. (United States) (a)	1,274	40,465
Mercedes-Benz Group AG (Germany)	558	32,273
Continental AG (Germany)	434	30,224
		102,962
CONSUMER DURABLES & APPAREL – 1.0%
Kering SA (France)	21	10,786
Cie Financiere Richemont SA, Class A (Switzerland)	13	1,373
		12,159
CONSUMER SERVICES – 0.9%
Booking Holdings, Inc. (United States) (a)	6	10,783
		232,852
COMMUNICATION SERVICES – 15.0%
MEDIA & ENTERTAINMENT – 13.5%
Alphabet, Inc., Class A (United States) (a)	34	73,038
Liberty Broadband Corp., Class C (United States) (a)	239	27,638
The Interpublic Group of Cos., Inc. (United States)	1,003	27,620
Pinterest, Inc., Class A (United States) (a)	872	15,830
Grupo Televisa SAB ADR (Mexico) (b)	1,422	11,633
Charter Communications, Inc., Class A (United States) (a)	10	4,732
		160,491
TELECOMMUNICATION SERVICES – 1.5%
Liberty Global PLC, Class A (United Kingdom) (a)	865	18,217
		178,708
INFORMATION TECHNOLOGY – 13.4%
SOFTWARE & SERVICES – 8.8%
Oracle Corp. (United States)	395	27,592
Fiserv, Inc. (United States) (a)	308	27,411
MasterCard, Inc., Class A (United States)	81	25,554
SAP SE (Germany)	272	24,806
		105,363
TECHNOLOGY HARDWARE & EQUIPMENT – 4.6%
TE Connectivity, Ltd. (United States)	480	54,290
		159,653
INDUSTRIALS – 10.7%
CAPITAL GOODS – 9.2%
Daimler Truck Holding AG (Germany) (a)	916	23,905
Howmet Aerospace, Inc. (United States)	667	20,987
CNH Industrial N.V. (United Kingdom)	1,724	19,915
Flowserve Corp. (United States)	587	16,818
Parker-Hannifin Corp. (United States)	62	15,132
Travis Perkins PLC (United Kingdom)	1,106	13,029
		109,786
TRANSPORTATION – 1.5%
Ryanair Holdings PLC ADR (Ireland) (a) (b)	260	17,506
		127,292
HEALTH CARE – 8.8%
HEALTH CARE EQUIPMENT & SERVICES – 4.5%
Tenet Healthcare Corp. (United States) (a)	578	30,372
Humana, Inc. (United States)	51	23,778
		54,150
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.3%
Bayer AG (Germany)	509	30,236
Novartis AG (Switzerland)	245	20,724
		50,960
		105,110
CONSUMER STAPLES – 3.3%
FOOD, BEVERAGE & TOBACCO – 3.3%
Anheuser-Busch InBev SA/NV (Belgium)	471	25,351
Keurig Dr Pepper, Inc. (United States)	412	14,584
		39,935
MATERIALS – 2.6%
Glencore PLC (Switzerland)	4,129	22,373

OAKMARK FUNDS

Oakmark Global Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.8% (cont.)
MATERIALS – 2.6% (cont.)
Arconic Corp. (United States) (a)	306	$8,584
		30,957
ENERGY – 1.9%
Nov, Inc. (United States)	1,315	22,233
TOTAL COMMON STOCKS – 95.8% (Cost $895,474)		1,140,290
PREFERRED STOCKS – 1.2%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.2%
Samsung Electronics Co., Ltd. (South Korea)	362	14,478
TOTAL PREFERRED STOCKS – 1.2% (Cost $18,652)		14,478

	Par Value	Value
SHORT-TERM INVESTMENT – 2.7%
REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $32,172, collateralized by a United States Treasury Note, 3.000% due 06/30/24, value plus accrued interest of $32,814 (Cost: $32,171)	$32,171	32,171
TOTAL SHORT-TERM INVESTMENTS – 2.7% (Cost $32,171)		32,171
TOTAL INVESTMENTS – 99.7% (Cost $946,297)		1,186,939
Foreign Currencies (Cost $0) (d) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.3%		3,025
TOTAL NET ASSETS – 100.0%		$1,189,964

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark Global SELECT Fund

Global Diversification —June 30, 2022 (Unaudited)

		% of Equity Investments
North America		53.1%
	United States		53.1%
Europe		37.6%
	Germany*		14.3%
	United Kingdom		7.8%
	Switzerland		6.4%
	Netherlands*		5.8%
	France*		3.3%
Asia		9.3%
	South Korea		6.0%
	China		3.3%

*	Euro currency countries comprise 23.4% of equity investments.

Oakmark Global Select Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 92.5%
COMMUNICATION SERVICES – 22.2%
MEDIA & ENTERTAINMENT – 22.2%
Alphabet, Inc., Class A (United States) (a)	66	$143,206
Charter Communications, Inc., Class A (United States) (a)	137	64,188
Netflix, Inc. (United States) (a)	170	29,728
NAVER Corp. (South Korea)	153	28,281
		265,403
FINANCIALS – 19.8%
BANKS – 12.2%
Lloyds Banking Group PLC (United Kingdom)	109,450	56,371
Citigroup, Inc. (United States)	1,128	51,863
Bank of America Corp. (United States)	1,192	37,113
		145,347
INSURANCE – 4.0%
American International Group, Inc. (United States)	946	48,359
DIVERSIFIED FINANCIALS – 3.6%
Credit Suisse Group AG (Switzerland)	7,495	42,550
		236,256
CONSUMER DISCRETIONARY – 18.7%
RETAILING – 12.5%
Prosus N.V. (Netherlands)	1,013	66,294
Amazon.com, Inc. (United States) (a)	426	45,263
Alibaba Group Holding, Ltd. (China) (a)	2,684	38,273
		149,830
AUTOMOBILES & COMPONENTS – 3.5%
Mercedes-Benz Group AG (Germany)	719	41,624
CONSUMER SERVICES – 2.7%
Booking Holdings, Inc. (United States) (a)	19	32,715
		224,169
HEALTH CARE – 11.9%
HEALTH CARE EQUIPMENT & SERVICES – 6.5%
HCA Healthcare, Inc. (United States)	293	49,174
Fresenius Medical Care AG & Co. KGaA (Germany)	587	29,292
		78,466
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.4%
Bayer AG (Germany)	573	34,047
Novartis AG (Switzerland)	359	30,413
		64,460
		142,926
INFORMATION TECHNOLOGY – 9.0%
SOFTWARE & SERVICES – 9.0%
Fiserv, Inc. (United States) (a)	671	59,716
SAP SE (Germany)	522	47,508
		107,224
REAL ESTATE – 4.0%
CBRE Group, Inc., Class A (United States) (a)	644	47,427

INDUSTRIALS – 3.7%
CAPITAL GOODS – 3.7%
CNH Industrial N.V. (United Kingdom)	2,886	33,333
Daimler Truck Holding AG (Germany) (a)	423	11,054
		44,387
CONSUMER STAPLES – 3.2%
FOOD, BEVERAGE & TOBACCO – 3.2%
Danone SA (France)	682	38,048
TOTAL COMMON STOCKS – 92.5% (Cost $985,638)		1,105,840
PREFERRED STOCKS – 3.3%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.3%
Samsung Electronics Co., Ltd. (South Korea)	1,002	40,133
TOTAL PREFERRED STOCKS – 3.3% (Cost $53,805)		40,133

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.1%
REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $49,151, collateralized by a United States Treasury Note, 0.375% due 09/30/27, value plus accrued interest of $50,132 (Cost: $49,149)	$49,149	49,149
TOTAL SHORT-TERM INVESTMENTS – 4.1% (Cost $49,149)		49,149
TOTAL INVESTMENTS – 99.9% (Cost $1,088,592)		1,195,122
Foreign Currencies (Cost $766) – 0.1%		766
Liabilities In Excess of Other Assets – 0.0%(b)		(39)
TOTAL NET ASSETS – 100.0%		$1,195,849

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.

OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2022 (Unaudited)

		% of Equity Investments
Europe		85.3%
	Germany*		26.0%
	United Kingdom		14.8%
	France*		14.1%
	Switzerland		10.1%
	Netherlands*		7.3%
	Sweden		4.5%
	Italy*		3.2%
	Belgium*		1.9%
	Ireland*		1.4%
	Spain*		1.3%
	Finland*		0.7%
Asia		9.6%
	China		4.5%
	South Korea		2.6%
	Japan		1.6%
	India		0.9%
North America		2.3%
	Canada		2.3%
Australasia		1.8%
	Australia		1.8%
Latin America		1.0%
	Mexico		1.0%

*	Euro currency countries comprise 55.9% of equity investments.

Oakmark International Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.2%
CONSUMER DISCRETIONARY – 26.5%
AUTOMOBILES & COMPONENTS – 9.5%
Bayerische Motoren Werke AG (Germany)	7,349	$565,773
Mercedes-Benz Group AG (Germany)	9,052	523,793
Continental AG (Germany)	7,060	491,975
Valeo (France) (a)	14,113	272,495
Toyota Motor Corp. (Japan)	10,407	161,072
		2,015,108
RETAILING – 9.2%
Prosus N.V. (Netherlands)	12,205	799,122
Alibaba Group Holding, Ltd. (China) (b)	37,604	536,252
H & M Hennes & Mauritz AB, Class B (Sweden)	30,552	364,841
Vipshop Holdings, Ltd. ADR (China) (b) (c)	25,793	255,095
		1,955,310
CONSUMER DURABLES & APPAREL – 4.1%
adidas AG (Germany)	1,977	349,690
Kering SA (France)	412	211,678
The Swatch Group AG, Bearer Shares (Switzerland)	774	183,603
Cie Financiere Richemont SA, Class A (Switzerland)	1,083	115,350
		860,321
CONSUMER SERVICES – 3.7%
Accor SA (France) (a) (b)	12,888	348,861
Restaurant Brands International, Inc. (Canada)	3,480	174,520
Trip.com Group, Ltd. (China) (b)	4,464	126,068
Compass Group PLC (United Kingdom)	5,970	122,091
		771,540
		5,602,279
FINANCIALS – 20.9%
BANKS – 10.9%
Intesa Sanpaolo SPA (Italy)	354,151	660,617
Lloyds Banking Group PLC (United Kingdom)	1,278,222	658,335
BNP Paribas SA (France)	13,291	631,857
Axis Bank, Ltd. (India) (b)	23,989	193,433
NatWest Group PLC (United Kingdom)	60,962	161,997
		2,306,239
DIVERSIFIED FINANCIALS – 5.9%
Credit Suisse Group AG (Switzerland)	85,029	482,749
EXOR N.V. (Netherlands)	6,729	419,437
Schroders PLC (United Kingdom)	10,351	336,692
		1,238,878
INSURANCE – 4.1%
Allianz SE (Germany)	2,959	564,714
Prudential PLC (United Kingdom)	25,243	312,203
		876,917
		4,422,034
INDUSTRIALS – 11.3%
CAPITAL GOODS – 9.1%
CNH Industrial N.V. (United Kingdom)	32,731	377,992
Daimler Truck Holding AG (Germany) (b)	13,193	344,385
SKF AB, Class B (Sweden)	20,824	306,360
Siemens AG (Germany)	2,986	303,761
Volvo AB, Class B (Sweden)	15,681	242,781
Komatsu, Ltd. (Japan)	6,987	154,900
Smiths Group PLC (United Kingdom)	7,165	122,066
Rolls-Royce Holdings PLC (United Kingdom) (b)	75,071	75,803
		1,928,048
TRANSPORTATION – 1.4%
Ryanair Holdings PLC ADR (Ireland) (b) (c)	4,264	286,758
COMMERCIAL & PROFESSIONAL SERVICES – 0.8%
Brambles, Ltd. (Australia)	23,337	172,521
		2,387,327
HEALTH CARE – 9.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.6%
Bayer AG (Germany)	9,222	548,158
Novartis AG (Switzerland)	3,647	308,875
Roche Holding AG (Switzerland)	334	111,550
		968,583
HEALTH CARE EQUIPMENT & SERVICES – 4.4%
Fresenius SE & Co. KGaA (Germany)	12,331	373,454
Fresenius Medical Care AG & Co. KGaA (Germany)	5,968	297,885
Koninklijke Philips N.V. (Netherlands)	12,204	262,873
		934,212
		1,902,795
INFORMATION TECHNOLOGY – 8.2%
SOFTWARE & SERVICES – 8.2%
Worldline SA (France) (b)	11,379	421,904
SAP SE (Germany)	4,175	380,354
Open Text Corp. (Canada)	7,842	296,645
Amadeus IT Group SA (Spain) (b)	4,793	266,991
Capgemini SE (France)	1,178	201,822
Edenred (France)	3,809	179,500
		1,747,216
COMMUNICATION SERVICES – 7.2%
MEDIA & ENTERTAINMENT – 5.8%
Publicis Groupe SA (France)	7,093	346,844
NAVER Corp. (South Korea)	1,449	267,884
WPP PLC (United Kingdom)	21,783	218,653
Grupo Televisa SAB ADR (Mexico) (c)	24,908	203,744
Informa PLC (United Kingdom) (b)	28,784	185,286
		1,222,411

OAKMARK FUNDS

Oakmark International Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.2% (cont.)
COMMUNICATION SERVICES – 7.2% (cont.)
TELECOMMUNICATION SERVICES – 1.4%
Liberty Global PLC, Class A (United Kingdom) (b)	13,999	$294,676
		1,517,087
MATERIALS – 6.8%
Glencore PLC (Switzerland)	80,843	438,023
Holcim AG (Switzerland)	9,632	412,163
thyssenkrupp AG (Germany) (a) (b)	43,878	248,762
Orica, Ltd. (Australia) (a)	17,761	193,332
UPM-Kymmene OYJ (Finland)	4,548	138,273
		1,430,553
CONSUMER STAPLES – 5.3%
FOOD, BEVERAGE & TOBACCO – 3.1%
Anheuser-Busch InBev SA/NV (Belgium)	7,163	385,543
Danone SA (France)	4,815	268,732
		654,275
HOUSEHOLD & PERSONAL PRODUCTS – 2.2%
Henkel AG & Co. KGaA (Germany)	5,136	314,355
Reckitt Benckiser Group PLC (United Kingdom)	2,103	157,974
		472,329
		1,126,604
TOTAL COMMON STOCKS – 95.2%
(Cost $23,522,442)		20,135,895
PREFERRED STOCKS – 1.3%
INFORMATION TECHNOLOGY – 1.3%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.3%
Samsung Electronics Co., Ltd. (South Korea)	6,805	272,524
TOTAL PREFERRED STOCKS – 1.3%
(Cost $391,941)		272,524

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.4%
REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $562,009, collateralized by United States Treasury Notes, 0.125% - 3.000% due 06/30/24 - 10/15/24, aggregate value plus accrued interest of $573,227 (Cost: $561,987)	$561,987	561,987
COMMERCIAL PAPER – 0.7%
General Mills Inc., 144A, 1.32% - 1.90%, due 07/05/22 - 07/12/22 (d) (e)	125,550	125,502
Campbell Soup Co., 144A, 2.34%, due 08/10/22 (d) (e)	17,500	17,458
TOTAL COMMERCIAL PAPER – 0.7%
(Cost $142,968)		142,960
TOTAL SHORT-TERM INVESTMENTS – 3.4%
(Cost $704,955)		704,947
TOTAL INVESTMENTS – 99.9% (Cost $24,619,338)		21,113,366
Foreign Currencies (Cost $315) – 0.0% (f)		302
Other Assets In Excess of Liabilities – 0.1%		27,497
TOTAL NET ASSETS – 100.0%		$21,141,165

(a)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(b)	Non-income producing security
(c)	Sponsored American Depositary Receipt
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2021	Value June 30, 2022	Percent of Net Assets
Accor SA (a)	12,888	$22,069	$152,284	(44,691)	$(66,218)	$0	$$589,985	$348,861	1.7%
Orica, Ltd. (a)	17,761	11,728	124,335	(72,698)	111,619	5,168	267,018	193,332	0.9%
thyssenkrupp AG	43,878	28,618	34,395	(12,105)	(198,134)	0	464,778	248,762	1.2%
Valeo	14,113	20,749	0	0	(118,452)	5,234	370,198	272,495	1.3%

TOTAL	88,640	$83,164	$311,014	$(129,494)	$(271,185)	$10,402	$1,691,979	$1,063,450	5.10%

(a) Due to transactions during the period ended June 30, 2022, the company is no longer an affiliate.

OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND
Global Diversification —June 30, 2022 (Unaudited)

		% of Equity Investments
Europe		75.6%
	United Kingdom		20.2%
	Germany*		11.2%
	Switzerland		9.7%
	Sweden		8.4%
	Italy*		5.5%
	Finland*		5.3%
	Spain*		4.4%
	Netherlands*		3.7%
	Norway		3.7%
	Denmark		2.2%
	Belgium*		0.8%
	Portugal*		0.5%
Asia		12.4%
	South Korea		4.5%
	Japan		3.9%
	China		2.7%
	Indonesia		1.3%
Australasia		4.9%
	Australia		4.9%
Latin America		4.5%
	Mexico		4.5%
North America		1.8%
	Canada		1.8%
Middle East		0.8%
	Israel		0.8%

*	Euro currency countries comprise 31.4% of equity investments.

Oakmark International Small Cap Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0%
INDUSTRIALS – 28.7%
CAPITAL GOODS – 14.4%
Konecranes OYJ (Finland)	1,865	$43,424
Duerr AG (Germany)	1,415	32,566
Travis Perkins PLC (United Kingdom)	2,577	30,356
Metso Outotec Oyj (Finland)	3,188	23,888
Babcock International Group PLC (United Kingdom) (a)	5,765	21,670
Sulzer AG (Switzerland)	242	15,049
Fluidra SA (Spain)	544	11,029
Howden Joinery Group PLC (United Kingdom)	1,345	9,868
dormakaba Holding AG (Switzerland)	2	829
		188,679
COMMERCIAL & PROFESSIONAL SERVICES – 14.3%
Loomis AB (Sweden)	1,660	40,371
Applus Services SA (Spain)	5,128	35,469
ISS A/S (Denmark) (a)	1,743	27,483
Hays PLC (United Kingdom)	18,751	25,473
Mitie Group PLC (United Kingdom)	27,403	18,680
Randstad N.V. (Netherlands)	364	17,608
SThree PLC (United Kingdom)	2,652	11,508
Pagegroup PLC (United Kingdom)	2,102	10,225
		186,817
		375,496
FINANCIALS – 20.5%
DIVERSIFIED FINANCIALS – 13.9%
Julius Baer Group, Ltd. (Switzerland)	981	45,273
Azimut Holding SpA (Italy)	2,101	36,511
EFG International AG (Switzerland)	4,432	32,594
St James's Place PLC (United Kingdom)	2,188	29,370
Abrdn PLC (United Kingdom)	10,772	20,962
Element Fleet Management Corp. (Canada)	1,667	17,379
		182,089
BANKS – 4.3%
BNK Financial Group, Inc. (South Korea)	6,662	34,426
DGB Financial Group, Inc. (South Korea)	3,807	22,311
		56,737
INSURANCE – 2.3%
Talanx AG (Germany)	770	29,315
		268,141
INFORMATION TECHNOLOGY – 11.3%
SOFTWARE & SERVICES – 9.6%
Software AG (Germany)	1,340	44,416
Atea ASA (Norway)	3,176	33,017
BIPROGY, Inc. (Japan)	993	19,754
TeamViewer AG (Germany) (a)	1,966	19,565
Nexi SpA (Italy) (a)	1,085	8,984
		125,736
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Softwareone Holding AG (Switzerland)	1,837	22,019
		147,755
CONSUMER DISCRETIONARY – 9.5%
AUTOMOBILES & COMPONENTS – 6.2%
Autoliv, Inc. (Sweden)	391	27,969
Pirelli & C SpA (Italy)	5,912	24,015
Vitesco Technologies Group AG (Germany) (a)	431	16,666
Dometic Group AB (Sweden)	2,027	11,891
		80,541
CONSUMER SERVICES – 2.6%
Wynn Macau, Ltd. (China) (a)	50,878	34,560
CONSUMER DURABLES & APPAREL – 0.4%
Gildan Activewear, Inc. (Canada)	167	4,818
RETAILING – 0.3%
Wickes Group PLC (United Kingdom)	2,241	4,501
		124,420
COMMUNICATION SERVICES – 8.1%
MEDIA & ENTERTAINMENT – 6.3%
Megacable Holdings SAB de CV (Mexico)	10,763	26,156
oOh!media, Ltd. (Australia)	25,117	20,977
Schibsted ASA, Class B (Norway)	837	13,644
Hakuhodo DY Holdings, Inc. (Japan)	1,371	12,584
Viaplay Group AB (Sweden) (a)	413	8,464
		81,825
TELECOMMUNICATION SERVICES – 1.8%
Sarana Menara Nusantara Tbk PT (Indonesia)	229,757	16,965
NOS SGPS SA (Portugal)	1,524	6,126
		23,091
		104,916
CONSUMER STAPLES – 6.7%
FOOD, BEVERAGE & TOBACCO – 3.1%
JDE Peet's N.V. (Netherlands)	1,033	29,402
Strauss Group, Ltd. (Israel)	438	10,744
		40,146
HOUSEHOLD & PERSONAL PRODUCTS – 2.4%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	23,012	31,161
FOOD & STAPLES RETAILING – 1.2%
Sugi Holdings Co., Ltd. (Japan)	373	16,335
		87,642
HEALTH CARE – 6.6%
HEALTH CARE EQUIPMENT & SERVICES – 5.8%
Ansell, Ltd. (Australia)	1,949	29,913
ConvaTec Group PLC (United Kingdom)	9,767	26,681
Elekta AB, Class B (Sweden)	2,500	17,268
Healius, Ltd. (Australia)	787	1,993
		75,855

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0% (cont.)
HEALTH CARE – 6.6% (cont.)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 0.8%
Grifols SA ADR (Spain) (b)	836	$9,935
		85,790
MATERIALS – 3.7%
DS Smith PLC (United Kingdom)	8,862	29,914
Titan Cement International SA (Belgium)	833	9,605
Incitec Pivot, Ltd. (Australia)	3,888	8,883
		48,402
REAL ESTATE – 1.9%
LSL Property Services PLC (United Kingdom)	4,132	16,849
IWG PLC (Switzerland) (a)	3,436	7,825
		24,674
TOTAL COMMON STOCKS – 97.0%
(Cost $1,516,502)		1,267,236

	Par Value	Value
SHORT-TERM INVESTMENT – 2.3%
REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $30,529, collateralized by a United States Treasury Note, 3.000% due 06/30/24, value plus accrued interest of $31,139 (Cost: $30,528)	$30,528	30,528
TOTAL SHORT-TERM INVESTMENTS – 2.3% (Cost $30,528)		30,528
TOTAL INVESTMENTS – 99.3% (Cost $1,547,030)		1,297,764
Foreign Currencies (Cost $382) – 0.0% (c)		382
Other Assets In Excess of Liabilities – 0.7%		9,152
TOTAL NET ASSETS – 100.0%		$1,307,298

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 57.8%
FINANCIALS – 12.8%
DIVERSIFIED FINANCIALS – 6.1%
Ally Financial, Inc.	4,607	$154,367
The Charles Schwab Corp.	1,091	68,923
State Street Corp.	966	59,560
KKR & Co., Inc.	1,284	59,432
BlackRock, Inc.	74	44,887
		387,169
BANKS – 3.4%
Bank of America Corp.	4,473	139,233
Citigroup, Inc.	1,629	74,905
		214,138
INSURANCE – 3.3%
Reinsurance Group of America, Inc.	1,298	152,301
American International Group, Inc.	1,160	59,290
		211,591
		812,898
CONSUMER DISCRETIONARY – 8.7%
AUTOMOBILES & COMPONENTS – 5.7%
General Motors Co. (a)	4,052	128,685
BorgWarner, Inc.	3,140	104,795
Lear Corp.	549	69,130
Thor Industries, Inc.	808	60,362
		362,972
RETAILING – 1.8%
Amazon.com, Inc. (a)	802	85,180
Lithia Motors, Inc.	92	25,338
		110,518
CONSUMER DURABLES & APPAREL – 0.9%
Carter's, Inc.	846	59,647
CONSUMER SERVICES – 0.3%
Booking Holdings, Inc. (a)	11	19,833
		552,970
COMMUNICATION SERVICES – 8.7%
MEDIA & ENTERTAINMENT – 8.7%
Alphabet, Inc., Class A (a)	130	283,086
Charter Communications, Inc., Class A (a)	274	128,284
Comcast Corp., Class A	1,760	69,066
Meta Platforms, Inc., Class A (a)	245	39,506
Warner Music Group Corp., Class A	1,231	29,995
		549,937
INFORMATION TECHNOLOGY – 5.9%
SOFTWARE & SERVICES – 3.5%
Salesforce, Inc. (a)	463	76,380
Global Payments, Inc.	671	74,250
Fiserv, Inc. (a)	776	69,059
		219,689
TECHNOLOGY HARDWARE & EQUIPMENT – 2.4%
TE Connectivity, Ltd.	1,364	154,323
		374,012
INDUSTRIALS – 5.5%
CAPITAL GOODS – 4.8%
Carlisle Cos., Inc.	580	138,288
Parker-Hannifin Corp.	321	78,957
Howmet Aerospace, Inc.	1,991	62,610
Johnson Controls International PLC	542	25,945
		305,800
COMMERCIAL & PROFESSIONAL SERVICES– 0.7%
KAR Auction Services, Inc. (a)	1,873	27,664
ABM Industries, Inc.	396	17,177
		44,841
		350,641
ENERGY – 4.6%
PDC Energy, Inc.	1,932	119,032
ChampionX Corp.	3,756	74,552
ConocoPhillips	805	72,297
Nov, Inc.	1,615	27,313
		293,194
CONSUMER STAPLES – 3.7%
FOOD, BEVERAGE & TOBACCO – 3.7%
Philip Morris International, Inc.	1,230	121,431
Keurig Dr Pepper, Inc.	3,267	115,612
		237,043
MATERIALS – 3.6%
Glencore PLC	28,371	153,719
Arconic Corp. (a)	1,653	46,360
Sealed Air Corp.	521	30,078
		230,157
HEALTH CARE – 3.2%
HEALTH CARE EQUIPMENT & SERVICES – 3.2%
HCA Healthcare, Inc.	714	120,028
LivaNova PLC (a)	1,280	79,962
		199,990
REAL ESTATE – 1.1%
The Howard Hughes Corp. (a)	1,028	69,973
TOTAL COMMON STOCKS – 57.8%
(Cost $2,668,766)		3,670,815

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.1%
COMMUNICATION SERVICES – 0.1%
Liberty Broadband Corp. (b), 7.00% ,	224	$5,815
TOTAL PREFERRED STOCKS – 0.1% (Cost $6,229)		5,815

	Par Value	Value
FIXED INCOME – 38.9%
CORPORATE BONDS – 22.8%
FINANCIALS – 6.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, due 10/29/26	19,000	16,545
3.40%, due 10/29/33	9,500	7,501
Ally Financial, Inc.
4.70%(5 year Treasury Constant Maturity Rate + 3.868%) (b) (c)	23,750	18,834
4.75%, due 06/09/27	10,000	9,603
3.875%, due 05/21/24	7,950	7,880
2.20%, due 11/02/28	8,750	7,126
4.70%(5 year Treasury Constant Maturity Rate + 3.868%) (b) (c)	2,000	1,476
Apollo Commercial Real Estate
Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (d)	20,373	15,178
Bank Of America Corp.
2.551% (SOFR + 1.050%), due 02/04/28 (c)	13,575	12,346
Bank of America Corp.	5,000	4,976
4.45%, due 03/03/26
Blackstone Mortgage Trust, Inc.
REIT, 144A 3.75%, due 01/15/27 (d)	27,500	22,413
Citigroup, Inc.
3.40%, due 05/01/26	15,000	14,488
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (c)	6,360	6,229
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	5,986
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (d)	15,000	13,434
First Citizens BancShares, Inc.
3.375% (TSFR3M + 2.465%), due 03/15/30 (c)	15,000	14,353
Goldman Sachs Group, Inc.
3.615% (SOFR + 1.846%), due 03/15/28 (c)	14,200	13,439
JPMorgan Chase & Co.
1.47%(SOFR + 0.765%), due 09/22/27 (c)	31,000	27,189
2.414%(3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	19,906
KKR Group Finance Co. XII LLC,
144A 4.85%, due 05/17/32 (d)	9,000	8,885
LPL Holdings, Inc.,
144A 4.00%, due 03/15/29 (d)	9,350	7,999
Morgan Stanley Domestic Holdings, Inc.
2.95%, due 08/24/22	11,965	11,968
Pershing Square Holdings, Ltd, 144A
3.25%, due 11/15/30 (d)	14,000	11,416
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	6,096
3.95%, due 09/15/26	4,905	4,827
RGA Global Funding, 144A
2.00%, due 11/30/26 (d)	3,995	3,639
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,363
SVB Financial Group
2.10%, due 05/15/28	21,500	18,377
1.80%, due 10/28/26	14,250	12,727
4.25%(5 year Treasury Constant Maturity Rate + 3.074%) (b) (c)	13,900	10,488
The Goldman Sachs Group, Inc.
1.948%(SOFR + 0.913%), due 10/21/27 (c)	13,500	11,948
3.20%, due 02/23/23	7,000	7,002
Wells Fargo & Co.
2.393%(SOFR + 2.100%), due 06/02/28 (c)	11,000	9,851
2.469%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,608
		384,096
INDUSTRIALS – 5.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A
3.50%, due 02/15/23 (d)	12,470	12,322
AutoNation, Inc.
3.85%, due 03/01/32	9,250	7,970
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	4,900	4,851
BAT Capital Corp.
3.557%, due 08/15/27	6,965	6,372
2.259%, due 03/25/28	2,975	2,492
BAT International Finance PLC
1.668%, due 03/25/26	4,460	3,947
Carlisle Cos., Inc.
2.20%, due 03/01/32	31,055	24,361
Carrier Global Corp.
2.242%, due 02/15/25	691	657
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (d)	18,081	17,079
Fedex Corp. Pass Through Trust
1.875%, due 02/20/34	9,919	8,605
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	13,249
4.00%, due 09/21/23	9,945	9,977
GXO Logistics, Inc.
1.65%, due 07/15/26	6,750	5,890
Hilton Domestic Operating Co., Inc., 144A
4.00%, due 05/01/31 (d)	19,250	15,997
3.625%, due 02/15/32 (d)	18,500	14,696
3.75%, due 05/01/29 (d)	9,000	7,633

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.9% (cont.)
CORPORATE BONDS – 22.8% (cont.)
INDUSTRIALS – 5.2% (cont.)
Howmet Aerospace, Inc.
3.00%, due 01/15/29	$25,500	$21,120
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 144A
5.75%, due 04/01/33 (d)	5,000	4,761
Lennox International, Inc.
1.35%, due 08/01/25	2,000	1,832
MIWD Holdco II LLC / MIWD Finance Corp.,144A
5.50%, due 02/01/30 (d)	8,000	6,438
Southwest Airlines Co.
5.125%, due 06/15/27	15,853	16,000
2.625%, due 02/10/30	8,444	7,132
5.25%, due 05/04/25	4,925	5,018
The Boeing Co.
2.70%, due 02/01/27	35,057	31,198
3.625%, due 02/01/31	9,750	8,416
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (d)	21,430	21,334
7.50%, due 05/15/25 (d)	7,940	7,864
7.50%, due 09/15/27 (d)	4,470	4,330
4.50%, due 08/15/29 (d)	4,710	3,874
US Foods, Inc., 144A
4.75%, due 02/15/29 (d)	5,430	4,747
Viterra Finance BV, 144A
5.25%, due 04/21/32 (d)	19,750	18,355
2.00%, due 04/21/26 (d)	11,400	10,084
		328,601
CONSUMER DISCRETIONARY – 4.1%
Aramark Services, Inc., 144A
6.375%, due 05/01/25 (d)	9,900	9,686
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,110
Booking Holdings, Inc.
3.55%, due 03/15/28	9,950	9,590
3.60%, due 06/01/26	8,230	8,114
4.625%, due 04/13/30	4,950	4,922
Brunswick Corp.
2.40%, due 08/18/31	30,813	22,802
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (d)	2,980	2,549
5.125%, due 05/01/27 (d)	250	236
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	9,296
Daimler Trucks Finance North America LLC, 144A
2.50%, due 12/14/31 (d)	3,750	3,056
Dick's Sporting Goods, Inc.
3.15%, due 01/15/32	20,000	15,801
Expedia Group, Inc.
4.625%, due 08/01/27	18,526	17,799
3.25%, due 02/15/30	5,860	4,887
5.00%, due 02/15/26	4,334	4,333
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	19,600	19,502
6.25%, due 01/15/27 (d)	200	194
Kontoor Brands, Inc. 144A
4.125%, due 11/15/29 (d)	3,300	2,621
Lear Corp.
2.60%, due 01/15/32	11,880	9,267
3.50%, due 05/30/30	6,950	6,063
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (d)	8,540	7,254
4.625%, due 12/15/27 (d)	2,980	2,731
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	5,333
Marriott International, Inc.
2.75%, due 10/15/33	13,750	10,813
4.625%, due 06/15/30	9,400	9,012
3.60%, due 04/15/24	3,975	3,938
MGM Resorts International
4.75%, due 10/15/28	13,875	11,668
6.75%, due 05/01/25	9,850	9,665
Sands China, Ltd.
5.40%, due 08/08/28	5,000	3,850
5.125%, due 08/08/25	3,000	2,516
Starbucks Corp.
3.80%, due 08/15/25	9,950	9,906
Tapestry, Inc.
3.05%, due 03/15/32	6,375	5,194
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (d)	19,500	15,444
Under Armour, Inc.
3.25%, due 06/15/26	12,565	10,812
		262,964
ENERGY – 1.7%
Boardwalk Pipelines LP
3.60%, due 09/01/32	3,798	3,213
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (d)	14,525	13,697
Diamondback Energy, Inc.
3.125%, due 03/24/31	10,200	8,884
3.50%, due 12/01/29	2,900	2,656
Florida Gas Transmission Co. LLC, 144A
2.30%, due 10/01/31 (d)	14,750	11,964
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (d)	20,000	16,749
NOV, Inc.
3.60%, due 12/01/29	14,835	13,323
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (d)	20,576	18,729
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (d)	9,830	9,770
Vine Energy Holdings LLC, 144A
6.75%, due 04/15/29 (d)	8,000	7,736
		106,721

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.9% (cont.)

CORPORATE BONDS – 22.8% (cont.)
COMMUNICATION SERVICES – 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, due 02/01/32	$4,665	$3,530
4.908%, due 07/23/25	2,985	2,992
Magallanes, Inc., 144A
4.054%, due 03/15/29 (d)	3,750	3,435
Netflix, Inc.
4.875%, due 04/15/28	33,740	31,751
5.875%, due 02/15/25	11,940	12,119
5.875%, due 11/15/28	6,965	6,810
Netflix, Inc., 144A
5.375%, due 11/15/29 (d)	4,970	4,697
T-Mobile USA, Inc.
3.75%, due 04/15/27	19,855	19,119
3.50%, due 04/15/25	1,985	1,941
Twitter, Inc., 144A
5.00%, due 03/01/30 (d)	750	711
		87,105
REAL ESTATE – 1.2%
CBRE Services, Inc.
2.50%, due 04/01/31	10,750	8,746
GLP Capital, LP / GLP Financing II, Inc. REIT
5.375%, due 11/01/23	12,000	12,020
4.00%, due 01/15/31	9,425	8,128
5.25%, due 06/01/25	4,975	4,879
5.75%, due 06/01/28	4,975	4,860
5.375%, due 04/15/26	3,925	3,841
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	3,098	3,107
5.25%, due 01/15/26	1,992	1,972
RHP Hotel Properties, LP / RHP Finance Corp. REIT, 144A
4.50%, due 02/15/29 (d)	20,000	16,958
The Howard Hughes Corp., 144A
4.375%, due 02/01/31 (d)	8,750	6,476
5.375%, due 08/01/28 (d)	3,400	2,847
		73,834
HEALTH CARE – 1.1%
Bio-Rad Laboratories, Inc.
3.70%, due 03/15/32	11,000	9,775
CVS Health Corp.
5.00%, due 12/01/24	6,880	7,010
Embecta Corp., 144A
5.00%, due 02/15/30 (d)	10,000	8,394
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	20,959	16,804
Universal Health Services, Inc., 144A
1.65%, due 09/01/26 (d)	7,750	6,721
Zimmer Biomet Holdings, Inc.
2.60%, due 11/24/31	21,850	17,885
3.05%, due 01/15/26	4,965	4,767
		71,356
MATERIALS – 0.8%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (d)	18,750	16,158
3.875%, due 03/16/29 (d)	1,000	919
Glencore Funding LLC, 144A
3.00%, due 10/27/22 (d)	9,950	9,922
2.625%, due 09/23/31 (d)	10,000	8,058
3.875%, due 10/27/27 (d)	4,950	4,681
Novelis Corp., 144A
3.875%, due 08/15/31 (d)	9,681	7,456
3.25%, due 11/15/26 (d)	4,345	3,673
		50,867
INFORMATION TECHNOLOGY – 0.7%
Apple, Inc.
2.65%, due 02/08/51	6,000	4,422
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.50%, due 01/15/28	4,975	4,605
Broadcom, Inc., 144A
3.469%, due 04/15/34 (d)	9,955	8,102
3.419%, due 04/15/33 (d)	6,950	5,746
Dell International LLC / EMC Corp.
5.45%, due 06/15/23	3,927	3,967
Micron Technology, Inc.
2.703%, due 04/15/32	3,500	2,791
Motorola Solutions, Inc.
4.60%, due 02/23/28	2,985	2,887
NortonLifeLock, Inc.,144A
5.00%, due 04/15/25 (d)	1,000	975
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, due 05/11/31	3,750	3,082
Tyco Electronics Group SA
3.70%, due 02/15/26	6,840	6,807
		43,384
CONSUMER STAPLES – 0.4%
Altria Group, Inc.
2.45%, due 02/04/32	30,400	22,895
Smithfield Foods, Inc., 144A
4.25%, due 02/01/27 (d)	995	958
		23,853
UTILITIES – 0.2%
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (c)	13,750	11,683
Total Corporate Bonds (Cost $1,619,217)		1,444,464
GOVERNMENT AND AGENCY SECURITIES – 11.2%
U.S. GOVERNMENT NOTES – 11.2%
United States Treasury Notes

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.9% (cont.)

GOVERNMENT AND AGENCY SECURITIES – 11.2% (cont.)
U.S. GOVERNMENT NOTES – 11.2% (cont.)
2.875%, due 05/15/32	$200,000	$197,750
1.25%, due 12/31/26	150,000	138,645
2.00%, due 04/30/24	100,000	98,254
2.375%, due 02/15/42	100,000	84,797
2.00%, due 11/30/22	74,625	74,508
1.125%, due 10/31/26	75,000	69,132
2.125%, due 12/31/22	49,745	49,640
		712,726
Total Government and Agency Securities (Cost $740,023)		712,726

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%
Federal Home Loan Mortgage Corporation Multifamily WI Certificates, Series K-147-Class A2
3.00%, due 08/25/32	40,000	37,666
Benchmark Mortgage Trust, Series 2022-B35-Class A5
4.594%, due 05/15/55	25,000	25,291
Federal Home Loan Mortgage Corporation, Series 2022-DNA5-Class A2,144A
3.729% (SOFR30A + 2.950%), due 06/25/42 (c) (d)	20,000	20,000
Federal Home Loan Mortgage Corporation Multifamily WI Certificates, Series K-148-Class A2, 144A
3.50%, due 09/25/32 (d)	20,000	19,592
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-1522-Class A2
2.361%, due 10/25/36	14,500	12,022
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1-Class M1A, 144A
1.926% (SOFR30A + 1.000%), due 01/25/42 (c) (d)	10,000	9,648
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-145-Class A2
2.58%, due 06/25/55	10,000	9,122
JP Morgan Mortgage Trust, Series 2020-10-Class B1, Series 2020-10-Class B1 144A
2.813%, due 12/25/51 (d)	10,424	8,433
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-143-Class A2
2.35%, due 04/25/55	9,000	8,051
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R065-Class C, 144A
3.698% (SOFR30A + 2.750%), due 05/25/42 (c) (d)	7,807	7,788
JP Morgan Mortgage Trust, Series 2020-6-Class B1, 144A
3.309%, due 11/25/52 (d)	4,808	4,038
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-1521-Class A2
2.184%, due 08/25/36	5,000	4,000
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-1517-Class A2
1.716%, due 07/25/35	4,000	3,092
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-Class M1A, 144A
2.926% (SOFR30A + 2.000%), due 04/25/42 (c) (d)	1,629	1,604
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7% (Cost $171,978)		170,347

BANK LOANS – 1.1%
HEALTH CARE – 0.3%
Medline Borrower, LP Usd Term Loan B
4.92% (1 mo. USD LIBOR + 3.250%), due 10/23/28 (c)	22,578	20,902
ENERGY – 0.3%
Championx Corp. 2022 Term Loan B1
4.49% (1 mo. SOFR + 3.250%), due 06/07/29 (c)	16,500	16,232
INDUSTRIALS – 0.2%
Skymiles IP, Ltd. 2020 Term Loan B
4.81% (1 mo. USD LIBOR + 3.750%), due 10/20/27 (c)	14,000	13,899
Naked Juice LLC Term Loan
5.40% (3 mo. SOFR + 3.250%), due 01/24/29 (c)	1,000	929
		14,828
MATERIALS – 0.2%
Asplundh Tree Expert LLC 2021 Term Loan B
3.42% (1 mo. USD LIBOR + 1.750%), due 09/07/27 (c)	13,794	13,288
FINANCIALS – 0.1%
Allspring Buyer LLC Term Loan B
5.56% (3 mo. USD LIBOR + 3.250%), due 11/01/28 (c)	2,655	2,545
CONSUMER DISCRETIONARY – 0.0%(e)
Rent A Center, Inc. 2021 First Lien Term Loan B
4.94% (1 mo. USD LIBOR + 3.250%), due 02/17/28 (c)	988	886
Total Bank Loans (Cost $71,493)		68,681

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 38.9% (cont.)

ASSET BACKED SECURITIES – 0.9%
Santander Drive Auto Receivables Trust, Series 2022-3-Class C, 4.49%, due 08/15/29	$26,000	$25,547
Santander Drive Auto Receivables Trust, Series 2022-3-Class A3, 3.40%, due 12/15/26	12,000	11,920
BMW Vehicle Owner Trust, Series 2022-A-Class A3, 3.21%, due 08/25/26	10,750	10,629
CCG Receivables Trust, Series 2022-1-Class B, 144A, 4.42%, due 07/16/29 (d)	5,000	4,991
CCG Receivables Trust, Series 2022-1-Class C,144A, 4.67%, due 07/16/29 (d)	3,000	2,995
BMW Vehicle Owner Trust, Series 2022-A-Class A4, 3.44%, due 12/26/28	2,000	1,973
Total Asset Backed Securities (Cost $58,742)		58,055

CONVERTIBLE BOND – 0.2%
Peloton Interactive, Inc., 0.00%, due 02/15/26 (f) (Cost $15,900)	19,265	12,136
Total Convertible Bond (Cost $15,900)		12,136
TOTAL FIXED INCOME – 38.9% (Cost $2,677,353)		2,466,409

SHORT-TERM INVESTMENTS – 3.0%

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $188,155, collateralized by a United States Treasury Note, 3.000% due 06/30/24, value plus accrued interest of $191,910 (Cost: $188,147)	188,147	188,147
TOTAL SHORT-TERM INVESTMENTS – 3.0% (Cost $188,147)		188,147
TOTAL INVESTMENTS – 99.8% (Cost $5,540,495)		6,331,186
Foreign Currencies (Cost $0) (g) – 0.0% (e)		0(g)
Other Assets In Excess of Liabilities – 0.2%		14,030
NET ASSETS – 100.0%		$6,345,216

(a)	Non-income producing security
(b)	Security is perpetual and has no stated maturity date.
(c)	Floating Rate Note. Rate shown is as of June 30, 2022.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Amount rounds to less than 0.1%.
(f)	Zero Coupon Bond.
(g)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

Oakmark.com

Oakmark Bond Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 1.0%
COMMUNICATION SERVICES – 1.0%
Liberty Broadband Corp. (a), 7.00% ,	35	$896
TOTAL PREFERRED STOCKS – 1.0% (Cost $929)		896

	Par Value	Value
FIXED INCOME – 96.2%

CORPORATE BONDS – 45.8%
INDUSTRIALS – 10.5%
AutoNation, Inc.
3.85%, due 03/01/32	$500	431
BAT Capital Corp.
2.259%, due 03/25/28	1,000	838
Carlisle Cos., Inc.
2.20%, due 03/01/32	500	392
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (b)	750	708
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (b)	1,000	794
Howmet Aerospace, Inc.
3.00%, due 01/15/29	600	497
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 144A
5.75%, due 04/01/33 (b)	500	476
Medline Borrower LP , 144A
5.25%, due 10/01/29 (b)	750	616
MIWD Holdco II LLC / MIWD Finance Corp.,144A
5.50%, due 02/01/30 (b)	500	402
Southwest Airlines Co.
5.125%, due 06/15/27	1,000	1,009
The Boeing Co.
2.70%, due 02/01/27	600	534
3.625%, due 02/01/31	150	130
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (b)	1,100	905
US Foods, Inc., 144A
4.75%, due 02/15/29 (b)	370	324
Viterra Finance BV, 144A
2.00%, due 04/21/26 (b)	1,000	885
5.25%, due 04/21/32 (b)	250	232
		9,173
FINANCIALS – 8.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, due 10/29/26	500	435
3.40%, due 10/29/33	500	395
Ally Financial, Inc.
4.70%(5 year Treasury Constant Maturity Rate + 3.481%) (a) (c)	1,000	738
2.20%, due 11/02/28	500	407
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (b)	750	559
Blackstone Mortgage Trust, Inc. REIT, 144A
3.75%, due 01/15/27 (b)	1,000	815
Goldman Sachs Group, Inc.
3.615% (SOFR + 1.846%), due 03/15/28 (c)	500	473
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (b)	1,000	987
LPL Holdings, Inc., 144A
4.00%, due 03/15/29 (b)	500	428
Signature Bank/New York NY
4.00% (AMERIBOR + 3.890%), due 10/15/30 (c)	1,000	965
SVB Financial Group
4.25%(5 year Treasury Constant Maturity Rate + 3.074%) (a) (c)	750	566
1.80%, due 10/28/26	500	447
		7,215
ENERGY – 6.5%
Boardwalk Pipelines LP
3.60%, due 09/01/32	1,000	846
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (b)	1,117	1,053
Diamondback Energy, Inc.
3.125%, due 03/24/31	500	436
Energy Transfer, LP
4.15%, due 09/15/29	500	458
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (b)	750	628
NOV, Inc.
3.60%, due 12/01/29	500	449
Oceaneering International, Inc.
6.00%, due 02/01/28	500	441
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (b)	1,500	1,365
		5,676
CONSUMER DISCRETIONARY – 5.4%
Brunswick Corp.
2.40%, due 08/18/31	1,100	814
Daimler Trucks Finance North America LLC, 144A
2.375%, due 12/14/28 (b)	1,000	861
Dick's Sporting Goods, Inc.
3.15%, due 01/15/32	500	395
Kontoor Brands, Inc. 144A
4.125%, due 11/15/29 (b)	500	397
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (b)	500	426
M/I Homes, Inc.
3.95%, due 02/15/30	500	376
Marriott International, Inc.
2.75%, due 10/15/33	1,000	786
3.125%, due 06/15/26	250	239
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (b)	500	396
		4,690

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.2% (cont.)

CORPORATE BONDS – 45.8% (cont.)
HEALTH CARE – 4.1%
Bio-Rad Laboratories, Inc.
3.70%, due 03/15/32	$1,000	$889
Embecta Corp., 144A
5.00%, due 02/15/30 (b)	500	420
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	1,250	1,002
Tenet Healthcare Corp.
6.875%, due 11/15/31	500	445
Zimmer Biomet Holdings, Inc.
2.60%, due 11/24/31	1,000	818
		3,574
MATERIALS – 2.5%
Anglo American Capital PLC, 144A
3.875%, due 03/16/29 (b)	1,000	920
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (b)	1,000	806
Novelis Corp., 144A
3.875%, due 08/15/31 (b)	362	279
3.25%, due 11/15/26 (b)	210	177
		2,182
REAL ESTATE – 2.4%
CBRE Services, Inc.
2.50%, due 04/01/31	1,000	813
GLP Capital, LP / GLP Financing II, Inc. REIT
4.00%, due 01/15/31	500	431
Sun Communities Operating, LP REIT
2.70%, due 07/15/31	1,000	806
		2,050
COMMUNICATION SERVICES – 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, due 02/01/32	270	204
Magallanes, Inc., 144A
4.054%, due 03/15/29 (b)	1,000	916
Twitter, Inc., 144A
5.00%, due 03/01/30 (b)	750	712
		1,832
INFORMATION TECHNOLOGY – 1.9%
Micron Technology, Inc.
2.703%, due 04/15/32	1,000	797
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, due 05/11/31	1,000	822
		1,619
CONSUMER STAPLES – 1.1%
Altria Group, Inc.
2.45%, due 02/04/32	1,250	941

UTILITIES – 1.0%
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (c)	1,000	850
Total Corporate Bonds (Cost $46,336)		39,802

GOVERNMENT AND AGENCY SECURITIES – 20.5%
U.S. GOVERNMENT NOTES – 17.8%
United States Treasury Notes
0.875%, due 09/30/26	7,000	6,393
1.25%, due 06/30/28	3,000	2,699
1.375%, due 10/31/28	2,000	1,803
2.875%, due 05/15/32	1,000	989
1.875%, due 11/15/51	1,250	938
1.875%, due 02/15/32	1,000	906
2.50%, due 03/31/27	500	488
United States Treasury Bonds
2.875%, due 05/15/52	500	472
2.00%, due 11/15/41	500	397
2.00%, due 08/15/51	500	386
		15,471
U.S. GOVERNMENT AGENCIES – 2.7%
Federal Home Loan Banks,
0.48%, due 09/10/24	2,500	2,376
Total Government and Agency Securities (Cost $19,522)		17,847

ASSET BACKED SECURITIES – 19.3%
Santander Drive Auto Receivables Trust, Series 2022-3-Class A3, 3.40%, due 12/15/26	3,000	2,980
Ford Credit Auto Lease Trust , Series 2022-DNA3-Class M1A, 3.23%, due 05/15/25	2,500	2,490
BMW Vehicle Owner Trust, Series 2022-A-Class A4, 3.44%, due 12/26/28	2,500	2,466
Capital One Prime Auto Receivables Trust, Series 2022-1-Class A4, 3.32%, due 09/15/27	2,500	2,438
CarMax Auto Owner Trust, Series 2022-2-Class A4, 3.62%, due 09/15/27	1,000	991
Santander Drive Auto Receivables Trust, Series 2022-2-Class C, 3.76%, due 07/16/29	1,000	966
Carvana Auto Receivables Trust, Series 2022-P1-Class D, 4.80%, due 01/10/29	1,000	947
Sierra Timeshare Receivables Funding LLC, Series 2022-1A-Class C, 144A, 3.94%, due 10/20/38 (b)	845	811
Carvana Auto Receivables Trust, Series 2022-Class A1. 144A, 2.31%, due 12/11/28 (b)	734	721

Oakmark.com

Oakmark Bond Fund	June 30, 2022 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.2% (cont.)

ASSET BACKED SECURITIES – 19.3% (cont.)
BMW Vehicle Owner Trust, Series 2022-A-Class A3, 3.21%, due 08/25/26	$500	$494
CarMax Auto Owner Trust , Series 2022-2-Class D, 4.75%, due 10/16/28	500	493
Santander Drive Auto Receivables Trust, Series 2022-3-Class C, 4.49%, due 08/15/29	500	491
Carvana Auto Receivables Trust, Series 2022-N1-Class D,144A, 4.13%, due 12/11/28 (b)	500	483
Total Asset Backed Securities
(Cost $17,052)		16,771

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
Bank, Series 2022-BNK40-Class A4
3.507%, due 03/15/64	1,000	932
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.12%, due 08/25/52 (b)	995	819
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series K-072-Class A2
3.444%, due 12/25/27	750	747
Federal National Mortgage Association Connecticut Avenue Securities1, Series 2022-R06-Class 1M2, 144A
4.798% (SOFR30A + 3.850%), due 05/25/42 (b) (c)	500	486
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-Class M1B, 144A
3.826% (SOFR30A + 2.900%), due 04/25/42 (b) (c)	500	470
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-Class M1A, 144A
2.926% (SOFR30A + 2.000%), due 04/25/42 (b) (c)	476	469
JP Morgan Mortgage Trust, Series 2016-3-Class B1, 144A
3.281%, due 10/25/46 (b)	300	285
JP Morgan Mortgage Trust, Series 2016-3-Class B2 , 144A
3.281%, due 10/25/46 (b)	204	194
JP Morgan Mortgage Trust, Series 2016-3-Class B3 , 144A
3.281%, due 10/25/46 (b)	121	114
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 5.2%
(Cost $4,792)		4,516
BANK LOANS – 4.9%
INDUSTRIALS – 2.2%
Naked Juice LLC Term Loan
5.40% (3 mo. Term SOFR + 3.25%), due 01/24/29 (c)	1,000	929
Skymiles IP, Ltd. 2020 Term Loan B
4.81% (3 mo. USD LIBOR + 3.75%), due 10/20/27 (c)	1,000	993

		1,922
ENERGY – 1.1%
Championx Corp. 2022 Term Loan B1
4.49% (1 mo. Term SOFR + 3.25%), due 06/07/29 (c)	1,000	984
FINANCIALS – 1.0%
Allspring Buyer LLC Term Loan B
5.56% (3 mo. USD LIBOR + 3.25%), due 11/01/28 (c)	885	848
HEALTH CARE – 0.6%
Owens & Minor, Inc. 2022 Term Loan B
4.25% (1 mo. Term SOFR + 3.75%), due 03/29/29 (c)	499	494
Total Bank Loans
(Cost $4,363)		4,248

CONVERTIBLE BOND – 0.5%
Peloton Interactive, Inc., 144A
0.00%, due 02/15/26 (b) (d)
(Cost $557)	645	406

Total Convertible Bond
(Cost $557)		406
TOTAL FIXED INCOME – 96.2%
(Cost $92,622)		83,590

SHORT-TERM INVESTMENTS – 2.2%

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 1.44% dated 06/30/22 due 07/01/22, repurchase price $1,956, collateralized by a United States Treasury Note, 3.000% due 06/30/24, value plus accrued interest of $1,996 (Cost: $1,956)	1,956	1,956
TOTAL SHORT-TERM INVESTMENTS – 2.2%
(Cost $1,956)		1,956
TOTAL INVESTMENTS – 99.4%
(Cost $95,507)		86,442
Other Assets In Excess of Liabilities – 0.6%		504
NET ASSETS – 100.0%		$86,946

(a)	Security is perpetual and has no stated maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(c)	Floating Rate Note. Rate shown is as of June 30, 2022.
(d)	Zero Coupon Bond.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK FUNDS

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”), and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures approved by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2022, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Oakmark
Common Stocks	$13,234,445	$0	$0
Short Term Investments	0	1,108,303	0
Call Options Written	(5,240)	0	0
Put Options Written	(36,198)	0	0
Total	$13,193,007	$1,108,303	$0
Select
Common Stocks	$4,184,287	$0	$0
Short Term Investments	0	276,356	0
Call Options Written	(909)	0	0
Total	$4,183,378	$276,356	$0

Global
Common Stocks	$1,140,290	$0	$0
Preferred Stocks	14,478	0	0
Short Term Investments	0	32,171	0
Total	$1,154,768	$32,171	$0

Global Select
Common Stocks	$1,105,840	$0	$0
Preferred Stocks	40,133	0	0
Short Term Investments	0	49,149	0
Total	$1,145,973	$49,149	$0

International
Common Stocks	$20,135,895	$0	$0
Preferred Stocks	272,524	0	0
Short Term Investments	0	704,947	0
Total	$20,408,419	$704,947	$0

Int'l Small Cap
Common Stocks	$1,267,236	$0	$0
Short Term Investments	0	30,528	0
Total	$1,267,236	$30,528	$0

Equity and Income
Common Stocks	$3,670,815	$0	$0
Preferred Stocks	5,815	0	0
Corporate Bonds	0	1,444,464	0
Government and Agency Securities	0	712,726	0
Collateralized Mortgage Obligations	0	170,347	0
Bank Loans	0	68,681	0
Asset Backed Securities	0	58,055	0
Convertible Bonds	0	12,136	0
Short Term Investments	0	188,147	0
Total	$3,676,630	$2,654,556	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Bond
Preferred Stocks	$896	$0	$0
Corporate Bonds	0	39,802	0
Government and Agency Securities	0	17,847	0
Asset Backed Securities	0	16,771	0
Collateralized Mortgage Obligations	0	4,516	0
Bank Loans	0	4,248	0
Convertible Bond	0	406	0
Short Term Investments	0	1,956	0
Total	$896	$85,546	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2022, none of the Funds had outstanding forward foreign currency contracts.

For the period ended June 30, 2022, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

Fund	Currency Contracts Opened	Currency Contracts Settled
Global	$18,680	$36,671
Global Select	18,315	33,961
International	371,436	686,505
Int’l Small Cap	19,569	37,033

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2022, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2022, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Select, Global, and, Global Select used purchased options during the period ended June 30, 2022. Purchased options outstanding, if any, are listed on the Fund’s Schedule of Investments.

Oakmark, Select, Global and Global Select used options written for tax management purposes during the period ended June 30, 2022. Written options outstanding, if any, are listed on each Fund’s Schedule of Investments.

For the period ended June 30, 2022, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$57,657	$(251,515)
Select	13,911	(92,359)
Global	6,151	(6,687)
Global Select	7,124	(8,367)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2022, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2022, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended June 30, 2022. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report..